Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	SYNTAX ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001580843
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2019